UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
January 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--90.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--4.3%
Daimler Finance,
Gtd. Notes		1.88	1/11/18	150,000		151,702
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	74,000		116,754
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		88,726
Motability Operations Group,
Gtd. Notes	GBP	5.38	6/28/22	50,000		92,770
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		128,678
						578,630
Consumer Staples--1.5%
Altria Group,
Gtd. Notes		9.95	11/10/38	50,000		88,080
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. A	CNY	7.00	4/12/16	80,000		6,086
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. B	CNY	10.00	4/12/16	61,314		6,155
HJ Heinz,
Scd. Notes		4.88	2/15/25	30,000		30,150
Walgreens Boots Alliance,
Sr. Unscd. Notes		4.80	11/18/44	64,000		73,018
						203,489
Energy--2.2%
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		45,965
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		89,804
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		125,486
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,625
						296,880
Financial--24.3%
Aflac,
Sr. Unscd. Notes		3.63	11/15/24	100,000		106,443
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		120,215
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	37,262		64,631
ASB Finance,
Gtd. Notes	GBP	1.40	10/23/15	100,000	b	151,467
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		81,851
Citigroup,
Sub. Notes		5.50	9/13/25	70,000		79,361
Commonwealth Bank of Australia,
Sr. Unscd. Notes	GBP	3.88	12/14/15	50,000		77,326
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	60,000	b	95,861

Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		256,793
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		57,062
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	24,573		42,542
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	65,000	b	116,469
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	50,000		78,901
ING Bank,
Sub. Notes	EUR	3.63	2/25/26	100,000	b	123,312
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	AUD	3.19	1/27/16	80,000	b	62,522
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	170,000		124,629
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		153,262
Metropolitan Life Global Funding
I, Scd. Bonds		0.45	7/14/16	150,000	b	150,031
Nederlandse Financierings
Maatschappij voor
Ontwikkelingslanden, Sr.
Unscd. Notes		0.40	10/21/19	125,000	b	125,009
New Red Finance,
Scd. Notes		6.00	4/1/22	68,000	c	70,040
Permanent TSB,
Govt. Gtd. Notes	EUR	4.00	3/10/15	100,000		113,699
Royal Bank of Canada,
Covered Bonds,		1.13	7/22/16	125,000		125,802
Royal Bank of Canada,
Covered Bonds,		1.88	2/5/20	135,000		135,049
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	50,000	b	93,141
Silverstone Master Issuer,
Mortgage Backed Notes, Ser. A3	GBP	5.06	1/21/55	50,000		80,386
SLM Student Loan Trust, Ser.
2003-10, Asset-Backed Notes	GBP	5.15	12/15/39	100,000		142,148
Societe Generale,
Jr. Sub. Notes		8.75	10/29/49	90,000		91,292
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,355		75,131
UBS,
Sr. Unscd. Notes	GBP	6.63	4/11/18	50,000		88,143
Yorkshire Building Society,
Sub. Bonds	GBP	4.13	11/20/24	100,000	b	155,631
						3,238,149
Foreign/Governmental--29.7%
Asian Development Bank,
Sr. Unscd. Notes		0.17	5/29/15	240,000	b	239,988
Australian Goverment,
Sr. Unscd. Bonds	AUD	3.75	4/21/37	150,000		133,154
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		61,884
Canadian Government,
Bonds	CAD	1.00	11/1/15	255,000		201,403
Dutch Government,
Bonds		1.00	2/24/17	150,000		151,003
EUROFIMA,

Sr. Unscd. Bonds		0.55	3/27/15	200,000	b	200,100
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		31,927
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.63	1/5/16	120,000	b	180,937
European Investment Bank,
Sr. Unscd. Bonds	CAD	2.13	2/4/19	130,000		107,681
Finnish Government,
Sr. Unscd. Notes	GBP	0.61	2/25/16	100,000	b	150,743
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		121,085
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	170,000		127,956
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		41,335
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		72,995
Macedonian Government,
Sr. Unscd. Notes	EUR	3.98	7/24/21	100,000		116,005
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	1,730,000		117,305
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	1,140,000		82,837
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	80,000		101,022
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		110,288
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	500,000		172,559
Singapore Government,
Sr. Unscd. Bonds	SGD	2.50	6/1/19	210,000		163,387
Slovenian Government,
Sr. Unscd. Bonds	EUR	2.25	3/25/22	20,000		24,273
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	b,c	209,159
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	350,000		344,987
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	210,000	d	451,802
United Kingdom Gilt,
Bonds, Ser. A	GBP	3.50	12/29/49	160,000		241,427
						3,957,242
Health Care--5.0%
CHS/Community Health Systems,
Sr. Scd. Notes		5.13	8/1/21	60,000		62,625
ConvaTec Healthcare,
Sr. Scd. Notes	EUR	7.38	12/15/17	100,000		117,519
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	100,000		118,084
Roche Holdings,
Gtd. Notes		0.34	9/29/17	200,000	b	199,966
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	60,000		65,100
Valeant Pharmaceuticals
International, Gtd. Notes		7.50	7/15/21	90,000		98,888
						662,182
Industrial--1.8%
Firstgroup,

Gtd. Bonds	GBP	8.13	9/19/18	50,000		90,013
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		151,914
						241,927
Information Technology--.7%
First Data,
Sr. Scd. Notes		7.38	6/15/19	90,000		94,613
Materials--1.3%
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	4.25	1/15/22	100,000		112,999
First Quantum Minerals,
Gtd. Notes		6.75	2/15/20	23,000	c	19,665
First Quantum Minerals,
Gtd. Notes		7.00	2/15/21	23,000	c	19,378
Freeport-McMoRan,
Gtd. Notes		2.30	11/14/17	20,000		19,681
						171,723
Telecommunication Services--5.0%
Numericable Group,
Sr. Scd. Bonds	EUR	5.63	5/15/24	100,000		120,167
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		90,000
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/49	100,000	b	117,943
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000		103,500
UPC Holding,
Scd. Notes	EUR	6.38	9/15/22	100,000		122,046
Ziggo Secured Finance,
Gtd. Bonds	EUR	3.75	1/15/25	100,000		113,282
						666,938
U.S. Government Securities--11.4%
U.S. Treasury Bonds;
2.88%, 5/15/43				296,000		334,388
U.S. Treasury Inflation Protected Securities,
Bonds, 3.38%, 4/15/32				223,590	e	334,720
U.S. Treasury Notes:
0.88%, 2/28/17				520,000		523,941
1.63%, 8/15/22				330,000		332,449
						1,525,498
Utilities--3.3%
Anglian Water Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		95,128
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		90,623
ENW Capital Finance,
Sr. Scd. Notes	GBP	6.75	6/20/15	65,000		99,928
RWE,
Jr. Sub. Notes	EUR	4.63	9/29/49	65,000	b	74,681
SSE,
Jr. Sub. Notes	GBP	5.45	9/29/49	50,000	b	76,783
						437,143
Total Bonds and Notes
(cost $12,548,495)						12,074,414

Common Stocks--.6%				Shares		Value ($)
Exchange-Traded Funds
SPDR Barclays Emerging Markets
Local Bond ETF

(cost $86,237)	2,865	80,879
	Principal
Short-Term Investments--3.7%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.03%, 3/19/15
(cost $499,981)	500,000	499,981

Other Investment--1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $209,584)	209,584 [f]	209,584
Total Investments (cost $13,344,297)	96.4%	12,864,858
Cash and Receivables (Net)	3.6%	478,766
Net Assets	100.0%	13,343,624

ETF -- Exchange-Traded Fund

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
SGD--Singapore Dollar
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $318,242 or 2.4% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $479,439 of which $133,006 related to appreciated investment securities and $612,445 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	49.4
Foreign/Governmental	29.7
U.S. Government & Agencies	11.4
Short-Term/Money Market Investment	5.3
Common Stocks	.6
96.4

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Norwegian Krone,
Expiring
2/12/2015	a	1,139,618	163,815	147,452	(16,363)

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/12/2015	b	423,518	357,956	329,444	28,512
2/12/2015	c	428,255	343,983	333,129	10,854

British Pound,
Expiring:
2/12/2015	b	170,635	269,006	256,989	12,017
2/12/2015	c	2,314,978	3,674,568	3,486,538	188,030

Canadian Dollar,
Expiring
2/12/2015	b	384,752	335,322	302,730	32,592

Euro,
Expiring:
2/12/2015	a	132,000	163,815	149,176	14,639
2/12/2015	b	844,784	1,044,791	954,711	90,080
2/12/2015	c	488,327	584,995	551,871	33,124

Japanese Yen,
Expiring
2/12/2015	b	34,000	283	290	(7)

Mexican New Peso,
Expiring
2/12/2015	a	991,135	66,306	66,064	242
2/12/2015	b	2,017,000	137,050	134,444	2,606

New Zealand Dollar,
Expiring:
2/12/2015	a	248,424	190,286	180,517	9,769
2/12/2015	b	169,360	125,814	123,065	2,749
2/12/2015	c	178,856	132,791	129,966	2,825

Norwegian Krone,
Expiring
2/12/2015	c	1,674,473	241,895	216,655	25,240

Polish Zloty,
Expiring
2/12/2015	a	108,759	31,890	29,349	2,541
2/12/2015	c	515,000	151,778	138,975	12,803

Singapore Dollar,
Expiring
2/12/2015	c	223,000	171,987	164,795	7,192

Gross Unrealized Appreciation	475,815
Gross Unrealized Depreciation	(16,370)

Counterparties:
a Barclays Bank
b JP Morgan Chase Bank
c	Royal Bank of Scotland

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,591,674	-	6,591,674
Exchange-Traded Funds	-	80,879	-	80,879
Foreign Government	-	3,957,242	-	3,957,242
Mutual Funds	-	209,584	-	209,584
U.S. Treasury	-	2,025,479	-	2,025,479
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	475,815	-	475,815
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(16,370)	-	(16,370)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--24.6%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--6.7%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	8,461,000		7,510,774
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	8,930,000		8,675,090
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	3,910,000		3,746,209
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	2,445,700	b	2,820,230
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	1,568,000		1,519,075
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	4,487,000		4,422,737
						28,694,115
France--.1%
Altice,
Sr. Scd. Bonds	EUR	7.25	5/15/22	340,000		405,809
Greece--.2%
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	820,000	c	649,850
New Zealand--1.1%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	2,243,000	d	1,729,495
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	3,510,000		2,964,955
						4,694,450
United Kingdom--1.7%
Anglian Water Services Financing,
Sr. Scd. Bonds, Ser. A8	GBP	3.67	7/30/24	95,000	e	275,284
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	103,000	e	304,135
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	e	391,416
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	222,000	e	535,772
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	94,000	e	283,535
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	230,000	e	583,565
Scotland Gas Network, Ser. A2S
Sr. Unscd. Notes	GBP	2.13	10/21/22	300,000	e	684,308
Tesco Property Finance 3,
Mortgage-Backed Bonds	GBP	5.74	4/13/40	1,018,729		1,550,787
TESCO,
Sr. Unscd. Notes	GBP	3.32	11/5/25	245,000	e	593,628

TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	578,000	e	1,373,795
TESCO,
Sr. Unscd. Notes	GBP	6.13	2/24/22	364,000		619,239
						7,195,464
United States--14.8%
Sprint,
Gtd. Notes		7.13	6/15/24	1,584,000		1,548,360
Sprint,
Gtd. Notes		7.88	9/15/23	1,637,000		1,667,694
Sprint Capital,
Gtd. Notes		8.75	3/15/32	1,781,000		1,829,977
Sprint Communications,
Sr. Unscd. Debs.,		9.25	4/15/22	404,000		454,500
U.S. Treasury Notes		1.50	8/31/18	26,250,600		26,765,348
U.S. Treasury Notes		2.00	9/30/20	16,621,000		17,224,808
U.S. Treasury Notes		2.38	8/15/24	12,900,000		13,703,231
						63,193,918
Total Bonds And Notes
(cost $103,643,232)						104,833,606

Common Stocks--51.6%				Shares		Value ($)
Australia--1.6%
Dexus Property Group				688,383		4,107,298
Newcrest Mining				243,918	f	2,630,923
						6,738,221
Canada--2.5%
Barrick Gold				211,229		2,699,507
Eldorado Gold				295,657		1,419,302
Silver Wheaton				220,433		5,063,697
Yamana Gold				322,856		1,336,446
						10,518,952
Denmark--.7%
TDC				400,469		2,967,590
Finland--.5%
Nokia				271,755		2,092,351
France--4.6%
Sanofi				71,772		6,611,909
Total				86,967		4,493,131
Vivendi				365,104	f	8,669,169
						19,774,209
Germany--3.4%
Bayer				62,624		9,049,052
Brenntag				60,992		3,329,392
Rocket Internet				12,757	c	667,689
SAP				23,632		1,545,227
						14,591,360
Ireland--2.8%
Accenture, Cl. A				90,136		7,574,128
CRH				184,835		4,447,939
						12,022,067
Israel--.3%

Bank Hapoalim	332,687		1,481,062
Japan--3.2%
Japan Tobacco	272,700		7,409,300
SoftBank	106,500		6,246,567
			13,655,867
Netherlands--3.3%
Reed Elsevier	217,452		5,328,364
Wolters Kluwer	292,928		8,766,768
			14,095,132
New Zealand--.9%
Spark New Zealand	1,566,287		3,751,783
South Africa--.4%
Naspers, Cl. N	12,757		1,835,148
Sweden--1.2%
Millicom International Cellular, SDR	11,683		744,248
TeliaSonera	686,185		4,227,489
			4,971,737
Switzerland--4.8%
Novartis	109,069		10,634,489
Roche Holding	36,974		9,988,620
			20,623,109
United Kingdom--9.5%
BAE Systems	509,627		3,886,703
Balfour Beatty	294,707		984,429
British American Tobacco	75,163		4,231,699
Centrica	2,203,239		9,730,022
GlaxoSmithKline	204,927		4,510,569
Royal Dutch Shell, Cl. B	166,527		5,301,720
United Utilities Group	282,549		4,365,351
Vodafone Group	1,136,362		4,002,235
Willis Group Holdings	78,314		3,390,996
			40,403,724
United States--11.9%
Abbott Laboratories	95,546		4,276,639
CA	144,996		4,393,379
Dun & Bradstreet	21,489		2,473,599
Merck & Co.	76,342		4,601,896
Microsoft	165,654		6,692,422
Northeast Utilities	75,206		4,179,949
PDL BioPharma	18,779		136,899
PowerShares DB Gold Fund	228,354	f,g	9,730,164
Reynolds American	66,301		4,505,153
Sprint	631,738	f	2,716,473
Sysco	129,642		5,078,077
Trimble Navigation	76,143	f	1,815,249
			50,599,899
Total Common Stocks
(cost $215,740,499)			220,122,211
	Face Amount
	Covered by
Options Purchased--.1%	Contracts ($)		Value ($)
Call Options--.0%

FTSE 100 Index Futures,
February 2015 @ 6,550	43		150,500
Japanese Yen,
February 2015 @ JPY 88	225,000		13,500
			164,000
	Number of
	Contracts		Value ($)
Put Options--.1%
CBOE S&P 500 Open/Euro Index,
February 2015 @ 1,900	107		124,120
FTSE 100 Index Futures,
February 2015 @ 6,350	616		175,560
			299,680
Total Options Purchased
(cost $1,505,087)			463,680
	Principal
Short-Term Investments--9.5%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.01%, 3/19/15
(cost $40,615,110)	40,615,900		40,615,778

Other Investment--8.3%	Shares		Value ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund	29,536,000	h	29,536,000
Franklin Convertible Securities Fund	326,078		5,833,529
Total Other Investment
(cost $35,644,125)			35,369,529

Total Investments (cost $397,148,053)	94.1%		401,404,804
Cash and Receivables (Net)	5.9%		25,184,824
Net Assets	100.0%		426,589,628

JPY—Japanese Yen
SDR—Swedish Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
EUR-- Euro
GBP-- British Pound
NZD-- New Zealand Dollar
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $1,317,539 or 0.3% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price
Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f	Non-income producing security.
g	Investment in non-controlled affiliates (cost $10,561,024).
h	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $3,218,602 of which $20,031,970 related to appreciated investment securities and $16,813,368 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	16.4
U.S. Government & Agencies	13.5
Health Care	11.7
Foreign/Governmental	7.8
Consumer Services	6.9
Telecommunications	6.3
Basic Materials	4.9
Software & Services	4.7
Utilities	4.3
Consumer Goods	3.8
Corporate Bonds	3.3
Financial	2.8
Exchange-Traded Funds	2.3
Oil & Gas	2.3
Industrial	1.6
Mutual Funds: Domestic	1.4
Options Purchased	.1
94.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2015	($)
Financial Futures Short
Euro STOXX 50	304	(11,504,430)	March 2015	(813,971)

STATEMENT OF OPTIONS WRITTEN
January 31, 2015 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
FTSE 100 Index Futures,
February 2015 @ 6,550	529	(1,851,500)

Put Options:
CBOE S&P 500 Open/Euro Index,
February 2015 @ 1,800	107	(42,800)
(premiums received $856,151)
		(1,894,300)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
2/13/2015	a	985,754	793,817	766,748	(27,069)
2/13/2015	b	561,690	445,383	436,899	(8,484)
2/13/2015	c	1,127,061	938,244	876,661	(61,583)

British Pound,
Expiring:
4/17/2015	a	5,861,634	8,849,142	8,824,049	(25,093)
4/17/2015	b	500,540	756,514	753,508	(3,006)
4/17/2015	c	2,416,208	3,669,895	3,637,338	(32,557)

Canadian Dollar,
Expiring:
2/13/2015	a	3,772,701	3,280,501	2,968,390	(312,111)
2/13/2015	b	60,624	53,452	47,699	(5,753)

Danish Krone,
Expiring:
4/17/2015	a	3,005,920	461,657	457,593	(4,064)
4/17/2015	c	1,952,999	296,965	297,306	341

Euro,
Expiring:
4/17/2015	a	233,696	273,867	264,266	(9,601)
4/17/2015	b	8,880,804	10,147,074	10,042,493	(104,581)
4/17/2015	c	1,215,218	1,388,311	1,374,180	(14,131)

Japanese Yen,
Expiring
3/12/2015	a	1,567,595,764	13,508,331	13,355,195	(153,136)

New Zealand Dollar,
Expiring
2/13/2015	b	453,753	338,414	329,690	(8,724)

Swedish Krona,
Expiring:
2/13/2015	a	2,668,332	327,704	322,524	(5,180)
2/13/2015	b	3,699,148	449,793	447,121	(2,672)
2/13/2015	c	36,553,444	4,470,096	4,418,260	(51,836)

Swiss Franc,

Expiring:
3/12/2015	a	11,024,227	12,707,310	12,031,767	(675,543)
3/12/2015	d	11,021,816	12,725,230	12,029,135	(696,095)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
2/2/2015	a	238,239	189,550	185,470	4,080
2/3/2015	b	238,073	185,575	185,340	235
2/4/2015	a	237,243	183,901	184,693	(792)
2/13/2015	a	5,963,518	5,003,240	4,638,599	364,641
2/13/2015	b	38,537,863	32,938,460	29,975,880	2,962,580

British Pound,
Expiring:
2/2/2015	a	1,325,996	1,999,401	1,997,222	2,179
2/2/2015	b	2,567	3,854	3,866	(12)
4/17/2015	a	234,660	355,335	353,255	2,080
4/17/2015	b	39,156,907	59,384,153	58,946,448	437,705
4/17/2015	c	785,305	1,191,734	1,182,191	9,543

Canadian Dollar,
Expiring:
2/2/2015	c	122,293	97,433	96,241	1,192
2/13/2015	a	916,199	804,903	720,873	84,030
2/13/2015	b	12,990,884	11,370,370	10,221,326	1,149,044

Danish Krone,
Expiring:
2/2/2015	a	1,130,253	172,169	171,644	525
4/17/2015	c	24,831,342	3,974,817	3,780,090	194,727

Euro,
Expiring:
2/2/2015	b	2,121,876	2,406,145	2,397,708	8,437
2/3/2015	b	19,498	22,002	22,033	(31)
4/17/2015	a	10,016,932	11,601,290	11,327,237	274,053
4/17/2015	b	55,292,586	65,871,515	62,525,354	3,346,161
4/17/2015	c	965,872	1,142,196	1,092,217	49,979

Israeli Shekel,
Expiring
2/13/2015	b	6,587,866	1,737,251	1,675,647	61,604

Japanese Yen,
Expiring
3/12/2015	b	1,567,595,764	12,951,569	13,355,194	(403,625)

New Zealand Dollar,

Expiring:
2/13/2015	a	928,582	712,291	674,693	37,598
2/13/2015	d	10,072,493	7,725,701	7,318,513	407,188

South African Rand,
Expiring:
2/3/2015	a	1,514,694	130,249	130,072	177
2/4/2015	b	1,550,117	133,132	133,114	18
3/12/2015	a	17,056,370	1,463,735	1,455,258	8,477

Swedish Krona,
Expiring:
2/2/2015	c	6,333,152	766,171	765,410	761
2/13/2015	a	85,403,889	11,629,627	10,322,872	1,306,755
2/13/2015	d	3,663,682	493,237	442,834	50,403

Swiss Franc,
Expiring:
3/12/2015	a	1,617,792	1,655,520	1,765,647	(110,127)
3/12/2015	b	19,957,874	20,369,584	21,781,890	(1,412,306)
3/12/2015	c	470,376	480,005	513,365	(33,360)

Gross Unrealized Appreciation	10,764,513
Gross Unrealized Depreciation	(4,161,472)

Counterparties:
a	JP Morgan Chase Bank
b	Royal Bank of Scotland
c	UBS
d	Barclays Bank

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds+	-	13,751,654		-	13,751,654
Equity Securities - Domestic Common Stocks+	48,443,863	-		-	48,443,863
Equity Securities - Foreign Common Stocks+	6,090,503	155,857,681	++	-	161,948,184
Exchange-Traded Funds	9,730,164	-		-	9,730,164
Foreign Government	-	33,388,565		-	33,388,565
Mutual Funds	35,369,529	-		-	35,369,529
U.S. Treasury	-	98,309,165		-	98,309,165
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	10,764,513		-	10,764,513
Options Purchased	450,180	13,500		-	463,680
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(813,971)	-		-	(813,971)
Forward Foreign Currency Exchange Contracts+++	-	(4,161,472)		-	(4,161,472)
Options Written	(1,894,300)	-		-	(1,894,300)
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
January 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--29.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Austria--.3%
JBS Investments GMBH,
Gtd. Notes		7.25	4/3/24	200,000		199,100
Brazil--3.8%
Andrade Gutierrez International,
Gtd. Notes		4.00	4/30/18	250,000	b	156,250
Banco Nacional de Desenvolvimento Economico,
Sr. Unscd. Notes		5.75	9/26/23	200,000		207,930
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		195,500
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/15	150,000	c	54,862
Brazilian Government,
Sr. Notes,, Ser. F	BRL	10.00	1/1/17	1,340,000		485,199
Brazilian Government,
Notes,, Ser. F	BRL	10.00	1/1/23	2,500,000		855,129
BRF,
Sr. Unscd. Notes		4.75	5/22/24	220,000	b	220,264
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	400,000		386,000
Oi,
Sr. Unscd. Notes		5.75	2/10/22	285,000		250,444
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	b	91,940
						2,903,518
Chile--1.0%
Colbun,
Sr. Unscd. Notes		4.50	7/10/24	200,000	b	205,380
Empresa Nacional del Petroleo,
Sr. Unscd. Notes		4.38	10/30/24	200,000	b	200,074
ENTEL Chile,
Sr. Unscd. Notes		4.75	8/1/26	215,000	b	220,100
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	135,000		134,023
						759,577
China--.8%
Alibaba Group Holding,
Gtd. Notes		3.60	11/28/24	200,000	b	203,741
China Cinda Finance,
Gtd. Notes		5.63	5/14/24	235,000	b	251,067
Country Garden Holdings,
Gtd. Bonds		7.25	4/4/21	200,000		196,000
						650,808
Colombia--3.1%
Banco Davivienda,
Sub. Notes		5.88	7/9/22	255,000		258,187
Colombian Government,
Sr. Unscd. Notes		5.00	6/15/45	200,000		212,500
Colombian Government,
Bonds,, Ser. B	COP	7.75	9/18/30	1,015,400,000		432,793

Colombian Government,
Bonds,, Ser. B	COP	10.00	7/24/24	1,005,000,000		511,360
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		104,960
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		575,413
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	b	94,894
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	b	189,147
						2,379,254
Curacao--.3%
SUAM Finance,
Gtd. Notes		4.88	4/17/24	190,000	b	193,251
Dominican Republic--.2%
Dominican Republic Government,
Sr. Unscd. Notes		6.85	1/27/45	115,000	b	116,725
Hungary--.7%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	280,000	b	316,454
Hungarian Export-Import Bank,
Govt. Gtd. Bonds		4.00	1/30/20	200,000	b	202,250
Hungarian Government,
Bonds,, Ser. 23/A	HUF	6.00	11/24/23	4,200,000		19,226
						537,930
India--.4%
Rolta Americas,
Gtd. Notes		8.88	7/24/19	305,000	b	277,550
Indonesia--2.6%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	220,000		175,021
Indonesian Government,
Sr. Unscd. Notes		5.13	1/15/45	240,000	b	255,600
Indonesian Government,
Sr. Unscd. Bonds,, Ser. FR64	IDR	6.13	5/15/28	4,020,000,000		289,607
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	198,000,000		17,012
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	5,090,000,000		441,364
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,455,000,000		196,632
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	1,189,000,000		112,242
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	320,000		319,200
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	b	199,500
						2,006,178
Ivory Coast--.2%
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	200,000		190,000
Jamaica--.2%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	200,000		181,690
Kazakhstan--.4%

KazAgro National Management Holding,
Sr. Unscd. Notes		4.63	5/24/23	200,000		163,040
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	b	183,570
						346,610
Kenya--.3%
Kenyan Government,
Notes		6.88	6/24/24	200,000		210,500
Macau--.2%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		189,000
Mauritius--.3%
MTN Mauritius Investments,
Gtd. Notes		4.76	11/11/24	255,000	b	258,825
Mexico--4.9%
ALFA,
Sr. Unscd. Notes		6.88	3/25/44	200,000		213,500
American Movil,
Gtd. Notes	MXN	8.46	12/18/36	1,900,000		134,896
CEMEX Espana,
Sr. Scd. Notes		9.88	4/30/19	300,000		328,500
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	200,000		212,100
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	400,000		438,000
Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	b	135,321
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	6,600,000		600,809
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	2,364,000		238,505
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	305,000		126,956
Mexichem,
Gtd. Notes		5.88	9/17/44	200,000	b	195,700
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,075,000		142,929
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	6,410,000	b	441,531
Red Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	b	205,385
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	165,000		187,486
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		203,500
						3,805,118
Morocco--.6%
OCP,
Sr. Unscd. Notes		5.63	4/25/24	200,000		218,774
OCP,
Sr. Unscd. Notes		6.88	4/25/44	200,000		227,500
						446,274
Panama--.3%
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	200,000		222,276

Peru--1.1%
BBVA Banco Continental,
Sub. Notes		5.25	9/22/29	160,000	b,d	164,176
Cementos Pacasmayo,
Gtd. Notes		4.50	2/8/23	200,000		189,000
Corporacion Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000		212,000
Fondo MIVIVIENDA,
Sr. Unscd. Notes		3.50	1/31/23	150,000		147,102
Minsur,
Sr. Unscd. Notes		6.25	2/7/24	150,000	b	162,000
						874,278
Poland--.8%
Polish Government,
Bonds, Ser. 0417	PLN	4.75	4/25/17	665,000		192,123
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	500,000		158,252
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	665,000		229,504
						579,879
Russia--1.7%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		53,662
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		196,274
Russian Agricultural Bank,
Sr. Unscd. Notes		5.30	12/27/17	400,000		336,460
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	b	234,930
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	335,000		294,867
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		74,594
Vnesheconombank Via VEB Finance,
Sr. Unscd. Notes		6.03	7/5/22	200,000		136,716
						1,327,503
South Africa--2.2%
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	4,788,000		391,132
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	695,000		62,981
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	7,230,000		792,525
Transnet,
Sr. Unscd. Notes		4.00	7/26/22	225,000		223,560
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	b	198,234
						1,668,432
Thailand--.6%
Thai Government,
Unscd. Bonds, Ser. ILB	THB	1.29	3/12/28	2,400,000	e	64,344
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.29	7/14/21	13,500,000	e	417,378
						481,722
Turkey--2.7%

Akbank TAS,
Sr. Unscd. Notes		4.00	1/24/20	200,000	b	198,550
Turk Telekomunikasyon,
Sr. Unscd. Notes		4.88	6/19/24	220,000	b	223,982
Turkish Government,
Sr. Unscd. Notes		4.88	4/16/43	200,000		210,230
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	920,000		370,719
Turkish Government,
Bonds	TRY	8.80	9/27/23	585,000		265,442
Turkish Government,
Bonds	TRY	10.50	1/15/20	1,131,846		533,119
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	270,000	b	277,773
						2,079,815
Total Bonds And Notes
(cost $25005651)						22,885,813

Common Stocks--66.6%				Shares		Value ($)
Brazil--3.5%
Arteris				80,600		369,470
Cia Brasileira de Distribuicao, ADR				26,410		866,512
Gol Linhas Aereas Inteligentes, ADR				103,870		467,415
Grupo BTG Pactual				42,500		418,150
Multiplus				42,800		554,290
						2,675,837
Chile--.9%
Banco Santander Chile, ADR				35,710		679,918
China--16.5%
Alibaba Group Holding, ADR				12,792		1,139,511
ANTA Sports Products				325,000		570,066
China Construction Bank, Cl. H				1,735,000	f	1,389,629
CNOOC				827,000		1,097,783
CSR, Cl. H				587,000		714,035
Lenovo Group				406,000		522,531
New China Life Insurance, Cl. H				105,900		609,940
Shanghai Pharmaceuticals Holding, Cl. H				350,100		755,808
Shenzen Expressway, Cl. H				1,108,000		856,998
Sihuan Pharmaceutical Holdings Group				1,124,000		723,812
Sinotrans, Cl. H				1,477,000		1,038,766
Tencent Holdings				131,300		2,216,521
WuXi PharmaTech, ADR				26,169	f	1,049,377
						12,684,777
Colombia--1.7%
Bancolombia, ADR				19,670		910,131
Grupo Aval Acciones y Valores				40,740		420,844
						1,330,975
Greece--.4%
OPAP				36,448		306,277
Hong Kong--2.9%
China Singyes Solar Technologies Holdings				244,000		340,251
Haier Electronics Group				419,000		1,124,308
Sino Biopharmaceutical				776,000		768,463
						2,233,022
India--9.1%

Dr. Reddy's Laboratories, ADR	11,476		579,194
ICICI Bank, ADR	114,550		1,375,745
Reliance Industries, GDR	52,600	b	1,562,994
Sesa Sterlite, ADR	51,194		665,010
State Bank of India, GDR	24,020		1,191,260
Tata Motors, ADR	33,780		1,666,030
			7,040,233
Indonesia--2.3%
ACE Hardware Indonesia	8,642,000		503,949
Bank Negara Indonesia	2,627,100		1,288,526
			1,792,475
Mexico--3.0%
Arca Continental	160,800	f	953,676
Controladora Vuela Compania de Aviacion, ADR	76,190	f	697,139
Grupo Financiero Banorte,, Ser. O	132,900		676,758
			2,327,573
Peru--1.3%
Credicorp	7,210		1,039,105
Philippines--4.0%
Metropolitan Bank & Trust	1,055,937		2,273,428
Universal Robina	177,090		827,780
			3,101,208
Russia--.4%
Sberbank of Russia, ADR	79,922		294,939
South Africa--.9%
MTN Group	40,390		696,907
South Korea--8.3%
DGB Financial Group	42,470	f	411,004
Hana Financial Group	30,660		899,192
Korea Electric Power	16,688	f	651,284
S-1	11,820		863,449
Samsung Fire & Marine Insurance	4,803		1,293,047
Shinhan Financial Group	14,300	f	584,832
SK Telecom	6,433		1,684,386
			6,387,194
Taiwan--5.0%
Advanced Semiconductor Engineering	600,158		755,683
Eclat Textile	108,000		1,116,359
Fubon Financial Holding	760,200		1,204,503
Taiwan Semiconductor Manufacturing, ADR	35,470		805,524
			3,882,069
Thailand--3.9%
Advanced Info Service	116,200		867,442
Jasmine International	5,668,700		1,433,098
Thai Beverage	1,330,000		706,391
			3,006,931
Turkey--1.6%
Turkiye Halk Bankasi	193,680		1,246,672
United Arab Emirates--.4%
Emaar Properties	168,149		304,600
United Kingdom--.5%
Atlas Mara	46,170	f	363,184
Total Common Stocks
(cost $50157393)			51,393,896

Preferred Stocks--2.2%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	79,500	361,465
Itau Unibanco Holding	106,900	1,310,728
Total Preferred Stocks
(cost $1916958)		1,672,193
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)	Value ($)
Put Options
Mexican New Peso,
January 2015 @ MXN 14.8
(cost $3864)	500,000	6,384
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.01% 2/19/15
(cost $40000)	40,000 [g]	40,000

Other Investment--3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2430545)	2,430,545 [h]	2,430,545

Total Investments (cost $79,554,411)	101.7%	78,428,831
Liabilities, Less Cash and Receivables	(1.7%)	(1,307,965)
Net Assets	100.0%	77,120,866

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--lndonesian Rupiah
MXN--Mexican New Peso
PLN-- Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $7,837,158 or 10.2% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Non-income producing security.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $1,125,580 of which $5,948,919 related to appreciated investment securities and $7,074,499 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.6
Foreign/Governmental	19.8
Corporate Bonds	9.9
Consumer Discretionary	9.5
Information Technology	7.1
Industrial	6.7
Telecommunication Services	6.1
Health Care	5.0
Energy	3.9
Short-Term/Money Market Investments	3.2
Consumer Staples	2.2
Materials	.9
Utilities	.8
Options Purchased	.0
101.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	9	(1,177,875)	March 2015	(24,835)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
2/3/2015	a	100,000	38,203	37,222	(981)
3/3/2015	b	1,385,000	533,904	511,824	(22,080)

Euro,
Expiring
2/27/2015	c	205,000	233,246	231,703	(1,543)

Hungarian Forint,
Expiring
2/27/2015	a	54,690,000	197,935	198,692	757

Indian Rupee,
Expiring
3/31/2015	d	45,405,000	732,841	723,759	(9,082)

Malaysian Ringgit,
Expiring
2/27/2015	d	4,135,000	1,146,932	1,137,153	(9,779)

Philippine Peso,
Expiring
2/27/2015	e	2,400,000	54,164	54,369	205

Polish Zloty,
Expiring
2/27/2015	b	2,070,000	554,161	558,290	4,129

Russian Ruble,
Expiring
3/31/2015	d	10,925,000	164,162	154,017	(10,145)

South Korean Won,
Expiring
2/27/2015	d	137,500,000	124,886	125,597	711

Turkish Lira,
Expiring
2/27/2015	b	50,000	21,184	20,320	(864)

Sales:			Proceeds ($)
Brazilian Real,
Expiring
2/3/2015	b	100,000	38,835	37,222	1,613

Colombian Peso,
Expiring:
2/27/2015	b	212,130,000	88,720	86,698	2,022
2/27/2015	d	1,890,280,000	795,500	772,559	22,941
2/27/2015	e	300,000,000	125,156	122,610	2,546
2/27/2015	f	511,220,000	211,384	208,936	2,448

Indonesian Rupiah,
Expiring
2/27/2015	d	424,260,000	33,874	33,345	529

Mexican New Peso,
Expiring
2/27/2015	c	3,105,000	212,712	206,774	5,938

Peruvian New Sol,
Expiring
2/27/2015	d	765,000	253,984	248,769	5,215

Romanian Leu,
Expiring
2/27/2015	b	630,000	162,535	160,443	2,092

Singapore Dollar,
Expiring:
2/27/2015	c	160,000	119,158	118,196	962
2/27/2015	d	160,000	118,115	118,196	(81)

South African Rand,
Expiring
2/27/2015	b	12,010,000	1,045,675	1,027,066	18,609

South Korean Won,
Expiring
2/27/2015	b	778,270,000	721,288	710,900	10,388

Gross Unrealized Appreciation					81,105
Gross Unrealized Depreciation					(54,555)

Counterparties:
a	Morgan Stanley Capital Services
b	JP Morgan Chase Bank
c	Goldman Sachs International
d	Citigroup
e	Credit Suisse International
f	Deutsche Bank

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
500,000	Russian Federation, 7.5%, 03/31/2030	J.P. Morgan Chase	1.00	597.87	12/20/2015	(21,084)	(4,269)	(16,815)
(16,815)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 - Significant Unobservable Inputs
		Level 2 - Other Significant Observable Inputs
	Level 1 - Unadjusted Quoted Prices
Assets ($)					Total
Investments in Securities:
Corporate Bonds+	-	7,641,483		-	7,641,483
Equity Securities - Foreign Common Stocks+	12,912,931	38,480,965	++	-	51,393,896
Equity Securities - Foreign Preferred Stocks+	-	1,672,193	++	-	1,672,193
Foreign Government	-	15,244,330		-	15,244,330
Mutual Funds	2,430,545	-		-	2,430,545
U.S. Treasury	-	40,000		-	40,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	81,105		-	81,105
Options Purchased	-	6,384		-	6,384
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(24,835)	-		-	(24,835)
Forward Foreign Currency Exchange Contracts+++	-	(54,555)		-	(54,555)
Swaps+++	-	(16,815)		-	(16,815)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2015 (Unaudited)

Common Stocks--6.1%	Shares		Value ($)
Belgium--.0%
Groupe Bruxelles Lambert (STRIP)	31	a,b	0
Ireland--.0%
Irish Bank Resolution	3,069	a,b	0
United States--6.0%
PowerShares DB Commodity Index Tracking Fund	571,159	a	9,938,167
SPDR Barclays High Yield Bond ETF	173,810		6,768,162
SPDR S&P 500 ETF Trust	127,805		25,490,707
			42,197,036
Total Common Stocks
(cost $48,732,806)			42,197,036
	Face Amount
	Covered by
Options Purchased--3.0%	Contracts ($)		Value ($)
Call Options--2.6%
U.S. Treasury 10 Year Note Futures,
March 2015 @ $114	108,700,000		18,360,109

	Number of
	Contracts		Value ($)
Call Options--.0%
Swiss Market Index Futures,
March 2015 @ CHF 8,560	1,470		175,566

Put Options--.4%
S & P 500 Index Futures,
January 2015 @ 1,950	130		1,625
S & P 500 Index Futures,
February 2015 @ 1,900	218		746,650
S & P 500 Index Futures,
March 2015 @ 1,900	186		1,348,500
Swiss Market Index Futures,
March 2015 @ CHF 8,553	170		69,773
Swiss Market Index Futures,
March 2015 @ CHF 8,360	1,090		316,110
			2,482,658
Total Options Purchased
(cost $17,105,605)			21,018,333
	Principal
Short-Term Investments--70.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 4/9/15	243,000,000		243,000,000
0.01%, 2/5/15	50,000,000		50,000,050
0.01%, 3/5/15	30,000,000		29,999,940
0.01%, 4/2/15	124,680,000		124,679,252
0.02%, 3/12/15	31,265,000	c	31,264,906

0.07%, 6/4/15	10,695,000	c	10,694,369
Total Short-Term Investments
(cost $489,631,421)			489,638,517

Other Investment--18.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $129,460,204)	129,460,204	[d]	129,460,204
Total Investments (cost $684,930,036)	97.6%		682,314,090
Cash and Receivables (Net)	2.4%		16,873,900
Net Assets	100.0%		699,187,990

CHF--Swiss Franc
ETF--Exchange-Traded Fund
STRIP--Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2015, the value of this security amounted to $0.04 or less than .01% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $2,796,692 of which $5,289,797 related to appreciated investment securities and $8,086,489 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	88.5
Exchange-Traded Fund	6.1
Options Purchased	3.0
97.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)

Financial Futures Long
Amsterdam Exchange Index	245	24,877,621	February 2015	1,280,485
ASX SPI 200	237	25,563,128	March 2015	1,485,995
Australian 10 Year Bond	55	5,642,710	March 2015	212,085
CAC 40 10 EURO	232	12,078,964	February 2015	848,544
Canadian 10 Year Bond	67	7,681,247	March 2015	35,480
DAX (GERMAN STOCK INDEX) FUTUR	132	39,881,463	March 2015	4,177,258
Euro-Bond	52	9,365,711	March 2015	346,900
FTSE 100	284	28,685,745	March 2015	2,050,482
FTSE/MIB Index	29	3,356,779	March 2015	336,304
Hang Seng	106	16,773,796	February 2015	(235,322)
IBEX 35 Index	61	7,160,207	February 2015	212,084
Japanese 10 Year Bond	11	13,875,756	March 2015	343
Japanese 10 Year Mini Bond	26	3,280,388	March 2015	2,464
Long Gilt	71	13,246,731	March 2015	188,286
Mini MSCI Emerging Markets Index	683	32,493,725	March 2015	872,170
S&P/ Toronto Stock Exchange 60 Index	88	11,849,217	March 2015	806,020
Standard & Poor's 500	56	27,837,600	March 2015	(220,396)
Standard & Poor's 500 E-mini	1,728	171,797,760	March 2015	(2,922,535)
Topix	690	83,113,770	March 2015	(1,082,874)
U.S. Treasury 10 Year Notes	1,319	172,624,125	March 2015	5,990,102

Financial Futures Short
Australian 10 Year Bond	286	(29,342,094)	March 2015	(594,654)
CAC 40 10 EURO	26	(1,353,677)	February 2015	6,531
Canadian 10 Year Bond	32	(3,668,655)	March 2015	(45,342)
Euro-Bond	643	(115,810,624)	March 2015	(3,164,788)
FTSE 100	515	(52,018,165)	March 2015	(3,015,304)
FTSE/MIB Index	21	(2,430,771)	March 2015	11,392
S&P/ Toronto Stock Exchange 60 Index	31	(4,174,156)	March 2015	(30,048)
Standard & Poor's 500 E-mini	609	(60,546,780)	March 2015	1,223,692

Gross Unrealized Appreciation				20,086,617
Gross Unrealized Depreciation				(11,311,263)

STATEMENT OF OPTIONS WRITTEN
January 31, 2015 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
March 2015 @ CHF 8,553	170	(21,664)
Swiss Market Index Futures,
March 2015 @ CHF 8,360	1,090	(237,057)

Put Options:
Swiss Market Index Futures,
March 2015 @ CHF 8,560	1,470	(604,815)
(premiums received $682,790)		(863,536)

CHF-Swiss Franc

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/18/2015	a	1,338,900	1,086,685	1,039,144	(47,541)
3/18/2015	b	1,785,200	1,452,794	1,385,525	(67,269)
3/18/2015	c	1,805,577	1,466,554	1,401,340	(65,214)
3/18/2015	d	1,261,845	1,023,615	979,340	(44,275)
3/18/2015	e	2,709,020	2,218,498	2,102,518	(115,980)

British Pound,
Expiring:
3/18/2015	c	949,935	1,485,506	1,430,334	(55,172)
3/18/2015	d	1,339,065	2,094,860	2,016,254	(78,606)
3/18/2015	f	10,276,000	15,506,278	15,472,758	(33,520)

Canadian Dollar,
Expiring:
3/18/2015	a	1,407,541	1,215,990	1,107,006	(108,984)
3/18/2015	b	757,200	649,127	595,524	(53,603)
3/18/2015	c	632,968	545,044	497,818	(47,226)
3/18/2015	e	1,546,980	1,335,970	1,216,672	(119,298)
3/18/2015	f	794,558	689,990	624,906	(65,084)

Euro,
Expiring:
3/18/2015	a	2,184,900	2,709,757	2,469,966	(239,791)
3/18/2015	c	7,615,700	9,294,740	8,609,329	(685,411)
3/18/2015	d	1,955,700	2,425,752	2,210,862	(214,890)
3/18/2015	f	26,151,815	31,395,736	29,563,871	(1,831,865)
3/18/2015	g	13,028,800	15,258,709	14,728,682	(530,027)
3/18/2015	h	3,605,085	4,476,452	4,075,444	(401,008)
3/18/2015	i	5,575,000	6,567,880	6,302,376	(265,504)

Japanese Yen,
Expiring:
3/18/2015	a	66,099,300	563,845	563,184	(661)
3/18/2015	b	88,132,400	753,013	750,912	(2,101)
3/18/2015	c	847,545,490	7,182,196	7,221,314	39,118
3/18/2015	d	185,478,345	1,563,747	1,580,325	16,578

3/18/2015	e	440,592,085	3,761,456	3,753,962	(7,494)
3/18/2015	f	703,470,975	5,986,623	5,993,761	7,138
3/18/2015	g	337,042,630	2,861,220	2,871,693	10,473
3/18/2015	i	3,663,682,991	30,989,151	31,215,558	226,407
3/18/2015	j	102,803,800	859,772	875,916	16,144

New Zealand Dollar,
Expiring:
3/18/2015	a	14,749,178	11,161,735	10,680,671	(481,064)
3/18/2015	c	11,502,257	8,756,070	8,329,401	(426,669)
3/18/2015	e	14,443,000	11,088,917	10,458,951	(629,966)
3/18/2015	f	15,572,252	11,625,031	11,276,703	(348,328)
3/18/2015	g	5,507,500	4,238,638	3,988,276	(250,362)
3/18/2015	h	13,274,260	10,036,004	9,612,604	(423,400)
3/18/2015	i	16,619,482	12,620,958	12,035,058	(585,900)
3/18/2015	j	1,179,000	915,057	853,777	(61,280)

Norwegian Krone,
Expiring:
3/18/2015	a	43,630,839	6,122,595	5,639,971	(482,624)
3/18/2015	c	46,334,723	6,434,485	5,989,490	(444,995)
3/18/2015	e	32,938,210	4,625,325	4,257,781	(367,544)

Swedish Krona,
Expiring:
3/18/2015	a	6,794,100	887,111	821,477	(65,634)
3/18/2015	b	9,058,800	1,187,644	1,095,303	(92,341)
3/18/2015	c	64,258,505	8,134,820	7,769,522	(365,298)
3/18/2015	d	8,433,945	1,096,785	1,019,752	(77,033)
3/18/2015	f	21,175,950	2,662,525	2,560,393	(102,132)
3/18/2015	g	8,671,000	1,078,611	1,048,414	(30,197)
3/18/2015	j	8,671,000	1,080,410	1,048,414	(31,996)

Swiss Franc,
Expiring:
3/18/2015	c	173,570	179,114	189,495	10,381
3/18/2015	f	1,723,000	1,909,670	1,881,087	(28,583)
3/18/2015	h	386,820	421,134	422,311	1,177

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
3/18/2015	a	1,140,100	936,438	884,851	51,587
3/18/2015	c	2,280,200	1,872,320	1,769,703	102,617
3/18/2015	e	9,918,000	8,026,796	7,697,533	329,263

3/18/2015	f	16,496,535	13,271,133	12,803,249	467,884
3/18/2015	g	3,089,000	2,521,195	2,397,427	123,768
3/18/2015	h	1,881,165	1,544,248	1,460,005	84,243
3/18/2015	i	3,089,000	2,527,049	2,397,427	129,622
3/18/2015	k	9,948,411	8,183,562	7,721,136	462,426

British Pound,
Expiring:
3/18/2015	a	267,600	419,281	402,930	16,351
3/18/2015	c	535,200	838,671	805,860	32,811
3/18/2015	d	1,983,300	3,109,656	2,986,290	123,366
3/18/2015	f	11,122,518	17,435,515	16,747,375	688,140
3/18/2015	g	2,666,700	4,119,678	4,015,298	104,380
3/18/2015	h	441,540	691,973	664,835	27,138
3/18/2015	i	1,344,500	2,044,917	2,024,438	20,479
3/18/2015	j	25,541,428	40,023,035	38,458,188	1,564,847

Canadian Dollar,
Expiring:
3/18/2015	c	4,661,100	3,930,731	3,665,871	264,860
3/18/2015	f	29,854,700	23,995,266	23,480,183	515,083
3/18/2015	g	2,071,600	1,750,632	1,629,276	121,356
3/18/2015	i	17,728,000	14,788,825	13,942,752	846,073
3/18/2015	j	2,071,600	1,750,165	1,629,276	120,889

Euro,
Expiring:
3/18/2015	c	5,368,060	6,618,541	6,068,437	550,104
3/18/2015	d	9,802,365	11,770,925	11,081,290	689,635
3/18/2015	e	1,220,550	1,526,542	1,379,796	146,746
3/18/2015	f	5,429,071	6,408,948	6,137,408	271,540
3/18/2015	g	13,489,558	16,749,945	15,249,555	1,500,390
3/18/2015	h	43,478,016	53,828,555	49,150,640	4,677,915
3/18/2015	j	18,772,891	23,150,823	21,222,210	1,928,613

Japanese Yen,
Expiring:
3/18/2015	a	74,578,100	626,559	635,425	(8,866)
3/18/2015	c	670,693,300	5,647,953	5,714,486	(66,533)
3/18/2015	f	1,125,176,735	9,516,725	9,586,806	(70,081)
3/18/2015	g	1,006,965,000	8,669,448	8,579,611	89,837
3/18/2015	h	123,053,865	1,036,758	1,048,452	(11,694)

New Zealand Dollar,
Expiring:
3/18/2015	c	15,472	11,927	11,204	723
3/18/2015	e	2,351,820	1,809,674	1,703,079	106,595

3/18/2015	f	2,436,375	1,869,699	1,764,310	105,389

Norwegian Krone,
Expiring:
3/18/2015	a	27,063,400	3,648,246	3,498,369	149,877
3/18/2015	b	30,547,600	4,099,689	3,948,757	150,932
3/18/2015	c	78,209,497	10,277,324	10,109,805	167,519
3/18/2015	d	6,757,800	940,006	873,552	66,454
3/18/2015	e	12,691,620	1,721,592	1,640,591	81,001
3/18/2015	f	122,064,674	16,200,110	15,778,775	421,335
3/18/2015	g	8,363,600	1,129,770	1,081,127	48,643
3/18/2015	h	6,851,955	940,131	885,723	54,408
3/18/2015	i	15,297,000	1,998,015	1,977,377	20,638
3/18/2015	j	3,858,400	505,059	498,759	6,300

Swedish Krona,
Expiring:
3/18/2015	c	56,540,739	7,517,516	6,836,364	681,152
3/18/2015	f	66,096,000	8,001,840	7,991,695	10,145

Swiss Franc,
Expiring:
3/18/2015	c	84,724	87,430	92,497	(5,067)
3/18/2015	h	208,232	212,594	227,337	(14,743)

Gross Unrealized Appreciation					18,450,490
Gross Unrealized Depreciation					(10,552,854)

Counterparties:
a	Bank of Montreal
b	BNP Paribas
c	Citigroup
d	Credit Suisse
e	UBS
f	HSBC
g	Deutsche Bank
h	Goldman Sachs International
i	Royal Bank of Canada
j	Bank of America
k	Westpac Bank

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
		Level 2 - Other Significant Observable Inputs
	Level 1 - Unadjusted
Assets ($)	Quoted Prices			Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	-	0	0
Exchange-Traded Funds	42,197,036	-	-	42,197,036
Mutual Funds	129,460,204	-	-	129,460,204
U.S. Treasury	-	489,638,517	-	489,638,517
Other Financial Instruments:
Financial Futures++	20,086,617	-	-	20,086,617
Forward Foreign Currency Exchange Contracts++	-	18,450,490	-	18,450,490
Options Purchased	20,456,884	561,449	-	21,018,333
Swaps++	-	-	-	-
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(11,311,263)	-	-	(11,311,263)
Forward Foreign Currency Exchange Contracts++	-	(10,552,854)	-	(10,552,854)
Options Written	-	(863,536)	-	(863,536)
Swaps++	-	-	-	-

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)